Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Loss Per Share [Abstract]
Schedule of basic loss per share

	Six-month period ended June 30		Three-month period ended June 30
	2019	2018	2019	2018
	U.S. dollars in thousands

Loss attributable to Company's owners	(2,510)	(3,912)	(226)	(2,308)
The weighted average of the number of issued ordinary shares (in thousands of shares)	112,141	21,552	122,350	22,781
Basic loss per share (dollar)	(0.02)	(0.18)	(0.00)	(0.10)

Schedule of diluted loss per share

	Six-month period ended June 30		Three-month period ended June 30
	2019	2018	2019	2018
	U.S. dollars in thousands
Loss attributable to Company's owners, used in computation of basic loss per share	(2,510)	(3,912)	(226)	(2,308)
Adjustment in respect of the finance income	(731)	(692)	(1,098)	(180)
	(3,241)	(4,604)	(1,324)	(2,488)
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	112,141	21,552	122,350	22,781
Adjustment in respect of incremental shares assuming dilutive ordinary shares	22,298	1,084	92,280	404
	134,439	22,636	214,630	23,185
Diluted loss per share (dollar)	(0.02)	(0.20)	(0.01)	(0.11)